S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 20, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our directors and officers and certain of our affiliates currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Individual	Entity	Entity’s Business	Affiliation
Gus Garcia	Polaris Advisory Partners LLC	Financial advisory firm focused on the special purpose acquisition company market	Co-Founder, Partner
	GSR III Acquisition Corp.	Special purpose acquisition company	Board Member, Co-Chief Executive Officer
	Kingswood Capital Partners LLC	FINRA registered broker dealer	Registered Representative
Lewis Silberman	Polaris Advisory Partners LLC	Financial advisory firm focused on the special purpose acquisition company market	Co-Founder, Partner
	Chain Bridge I	Special purpose acquisition company	Board Member
	GSR III Acquisition Corp.	Special purpose acquisition company	Board Member, Co-Chief Executive Officer
	Kingswood Capital Partners LLC	FINRA registered broker dealer	Registered Representative
Anantha Ramamurti	Polaris Advisory Partners LLC	Financial advisory firm focused on the special purpose acquisition company market	Co-Founder, Partner
	GSR III Acquisition Corp.	Special purpose acquisition company	Board Member, President, Chief Financial Officer
	Kingswood Capital Partners LLC	FINRA registered broker dealer	Registered Representative
Yuya Orime	Polaris Advisory Partners LLC	Financial advisory firm focused on the special purpose acquisition company market	Senior Vice President
	GSR III Acquisition Corp.	Special purpose acquisition company	Chief Business Development Officer
	Kingswood Capital Partners LLC	FINRA registered broker dealer	Registered Representative